Consolidated Balance Sheets - CAD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 332	$ 327
Accounts receivable and other current assets (Note 7)		1,357	1,131
Prepaid expenses		84	79
Inventories (Note 8)		398	367
Regulatory assets (Note 9)		324	303
Assets held for sale (Note 10)		766	0
Total current assets		3,261	2,207
Other assets (Note 11)		552	480
Regulatory assets (Note 9)		2,854	2,742
Property, plant and equipment, net (Note 12)		32,654	29,668
Intangible assets, net (Note 13)		1,200	1,081
Goodwill (Note 14)		12,530	11,644
Total assets		53,051	47,822
Current liabilities
Short-term borrowings (Note 16)		60	209
Accounts payable and other current liabilities (Note 15)		2,289	2,053
Regulatory liabilities (Note 9)		656	490
Current installments of long-term debt (Note 16)		926	705
Current installments of capital lease and finance obligations (Note 17)		252	47
Liabilities associated with assets held for sale (Note 10)		69	0
Total current liabilities		4,252	3,504
Other liabilities (Note 18)		1,138	1,210
Regulatory liabilities (Note 9)		2,970	2,956
Deferred income taxes (Note 24)		2,686	2,298
Long-term debt (Note 16)		23,159	20,691
Capital lease and finance obligations (Note 17)		390	414
Total liabilities		34,595	31,073
Commitments and contingencies (Note 30)
Equity
Common shares	[1]	11,889	11,582
Preference shares (Note 20)		1,623	1,623
Additional paid-in capital		11	10
Accumulated other comprehensive income (Note 21)		928	61
Retained earnings		2,082	1,727
Shareholders' equity		16,533	15,003
Non-controlling interests		1,923	1,746
Total equity		18,456	16,749
Total liabilities and equity		$ 53,051	$ 47,822

[1]	No par value. Unlimited authorized shares; 428.5 million and 421.1 million issued and outstanding as at December 31, 2018 and 2017, respectively